Commitments and Contingencies (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments and Contingencies
Rental expenses under operating leases	¥ 19,957,192	¥ 12,475,887	¥ 7,722,836
Future lease payments under operating leases
2020	14,214,976
2021	9,581,261
2022	4,318,342
2023	3,309,725
2024 and after	531,128
Total	31,955,432
Capital commitments expected to be disbursed	¥ 11,799,794